Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Cash And Cash Equivalents [Abstract]
Cash in hand	$ 65	$ 90
Funds in transit	13,236	4,631
Bank balances	218,141	113,477
Term deposits	63,624	11,683
Total	$ 295,066	$ 129,881